Plan’s Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2025	Apr. 30, 2024
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 13,720,810	$ 12,933,137
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	12,913,822	12,076,953
Total investments at contract value	482,765	531,776
Net assets available for benefits	13,396,586	12,608,729
Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	13,259,686	12,386,612
Total investments at contract value	510,159	558,648
Net assets available for benefits	13,769,845	12,945,260
Collective trusts | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	11,657,482	10,868,780
Collective trusts | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	11,993,984	11,170,530
Registered investment companies | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	40,761	20,635
Registered investment companies | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	43,948	22,390
Medtronic plc Stock Fund and Medtronic ESOP Fund | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	437,971	464,350
Medtronic plc Stock Fund and Medtronic ESOP Fund | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	441,914	468,345
Self-directed brokerage account | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	777,608	723,188
Self-directed brokerage account | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	779,840	725,347
Medtronic Capital Preservation Fund | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at contract value	482,765	531,776
Medtronic Capital Preservation Fund | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at contract value	$ 510,159	$ 558,648